Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005439
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,272	$ 10,671	$ 11,108	$ 11,917	$ 12,308	$ 12,573	$ 13,120	$ 13,826	$ 13,505	$ 13,738	$ 14,281	$ 12,513	$ 13,884	$ 14,472	$ 14,797	$ 15,816	$ 11,328	$ 12,831	$ 13,238	$ 16,003	$ 18,140	$ 18,943	$ 18,745	$ 20,091	$ 20,605	$ 18,404	$ 17,204	$ 19,420	$ 19,278	$ 19,897	$ 19,264	$ 21,273	$ 23,144	$ 22,938	$ 24,502	$ 23,762	$ 24,716	$ 25,203	$ 26,171	$ 27,174
C000005440
Account Value [Line Items]
Accumulated Value	10,000	10,266	10,658	11,087	11,885	12,268	12,530	13,063	13,755	13,430	13,653	14,185	12,422	13,773	14,347	14,655	15,657	11,206	12,688	13,086	15,807	17,902	18,685	18,477	19,792	20,287	18,109	16,915	19,083	18,938	19,524	18,895	20,860	22,672	22,463	23,975	23,233	24,152	24,618	25,547	26,503
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,000	10,097	10,362	10,818	11,274	11,921	12,280	12,842	13,656	13,568	14,095	15,099	12,940	14,757	15,361	15,540	16,954	13,410	16,364	17,871	20,495	21,796	23,592	23,568	25,754	24,395	20,321	19,413	20,808	22,302	24,172	23,386	26,209	28,835	29,762	31,616	32,448	30,916	34,314	37,120	38,012
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000	10,164	10,630	11,000	11,734	12,118	12,281	12,663	13,337	12,960	13,112	13,860	12,235	13,695	14,221	14,414	15,482	11,344	12,965	13,690	15,915	17,706	18,628	18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,164	$ 10,630	$ 11,000	$ 11,734	$ 12,118	$ 12,281	$ 12,663	$ 13,337	$ 12,960	$ 13,112	$ 13,860	$ 12,235	$ 13,695	$ 14,221	$ 14,414	$ 15,482	$ 11,344	$ 12,965	$ 13,690	$ 15,915	$ 17,706	$ 18,628	$ 18,483	$ 19,919	$ 19,772	$ 17,358	$ 16,383	$ 18,418	$ 18,603	$ 19,361	$ 18,748	$ 20,529	$ 22,373	$ 21,889	$ 23,953	$ 23,478	$ 23,980	$ 24,888	$ 26,215	$ 27,213